Income Taxes	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 - Income Taxes

Cayman Islands

JMax International Limited was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, JMax International Limited is not subject to tax on its income and capital gains.

Hong Kong

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective on April 1, 2018. Under the two-tier profit tax rates regime, the profits tax rate for the first HK$ 2 million (approximately $255,405) of assessable profits of a corporation will be subject to the lowered tax rate of 8.25%, while the remaining assessable profits will be subject to the legacy tax rate of 16.5%. The provision for current income and deferred taxes of the Grand World has been calculated by applying the new tax rate of 8.25% and original tax rate of 16.5% for the year ended March 31, 2020 and 2019, and calculated by applying the original tax rate of 16.5% for the year ended March 31, 2018, respectively.

The provision for income expense consisted of the following components:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018

Current	$10,221	$140,292	$317,878
Deferred	(608,759)	(5,280)	(5,280)
Total provision	$(598,538)	$135,012	$312,598

Reconciliation between the Company’s actual provision for income tax expense and the provision at the statutory rate is as follow:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018

(Loss) income before income tax expense	$(4,311,931)	$199,294	$1,119,224

(Benefit) provision for taxes at Hong Kong statutory tax rate	(355,734)	16,442	184,672
Impact of different tax rate in other jurisdiction	360,675	118,570	101,837
Impact of non-deductible expenses	(603,479)	-	26,089
Effective Income Tax	$(598,538)	$135,012	$312,598

As of March 31, 2020 and 2019, the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of March 31,
	2020	2019

Deferred Tax Asset
Bad debt allowance	$603,479	$-
Total deferred tax asset	$603,479	$-

Deferred Tax Liability
Intangible asset acquired in acquisition	$35,640	$40,920
Total deferred tax liability	$35,640	$40,920
Net deferred tax asset (liability)	$567,839	$(40,920)